Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to FORM S-1
Document Period End Date	Mar. 31, 2017
Entity Registrant Name	Aerpio Pharmaceuticals, Inc.
Entity Central Index Key	0001422142
Entity Filer Category	Smaller Reporting Company